Goodwill - Cash Generating Units (Details) - Goodwill - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	¥ 4,161,403	¥ 1,029,248
Prescription drugs sold worldwide
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	3,685,352	527,481
Prescription drugs sold outside of the United States and Japan
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	403,474	429,363
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	¥ 72,577	¥ 72,404